Share-based compensation - Share Option Activity 2007 Plan and 2015 Long Term Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Aggregate Intrinsic Value
Recognized share-based compensation expense	$ 2,031,330	¥ 13,667,081	$ 1,762,927	$ 0
Employee Stock Option [Member]
Aggregate Intrinsic Value
Recognized share-based compensation expense			$ 0	0
2007 Plan [Member]
Number of Options
Granted | shares	0	0	0
Exercised | shares	0	0
Forfeited | shares	0	0
Expired | shares	12,738	12,738
Weighted Average Exercise Price
Granted | $ / shares	$ 0
Exercised | $ / shares	0
Forfeited | $ / shares	0
Expired | $ / shares	$ 1.21
Weighted Remaining Contractual Life (Years)
Granted	0 years	0 years
Exercised	0 years	0 years
Forfeited	0 years	0 years
Expired	11 months 12 days	11 months 12 days
Aggregate Intrinsic Value
Granted	$ 0
Exercised	0
Forfeited	0
Expired	8,662
Total fair value of options vested	$ 0		$ 0	33,919
Common stock, closing share price | $ / shares	$ 1.10
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding | shares			12,738
Weighted Average Exercise Price
Outstanding | $ / shares			$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding			11 months 12 days
Aggregate Intrinsic Value
Outstanding			$ 8,662
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding | shares			60,000
Outstanding and Exercisable, December 31, 2020 | shares	60,000
Weighted Average Exercise Price
Outstanding | $ / shares			$ 1.085
Outstanding and Exercisable, December 31, 2020 | $ / shares	$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding			1 year 6 months
Outstanding and Exercisable, December 31, 2020	6 months	6 months
Aggregate Intrinsic Value
Outstanding			$ 48,300
Outstanding and Exercisable, December 31, 2020	$ 900
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding | shares			100,000
Outstanding and Exercisable, December 31, 2020 | shares	100,000
Weighted Average Exercise Price
Outstanding | $ / shares			$ 1.64
Outstanding and Exercisable, December 31, 2020 | $ / shares	$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding			2 years 10 months 13 days
Outstanding and Exercisable, December 31, 2020	1 year 10 months 13 days	1 year 10 months 13 days
Aggregate Intrinsic Value
Outstanding			$ 25,000
Outstanding and Exercisable, December 31, 2020	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding | shares			39,400
Outstanding and Exercisable, December 31, 2020 | shares	39,400
Weighted Average Exercise Price
Outstanding | $ / shares			$ 1.21
Outstanding and Exercisable, December 31, 2020 | $ / shares	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding			4 years 6 months
Outstanding and Exercisable, December 31, 2020	3 years 6 months	3 years 6 months
Aggregate Intrinsic Value
Outstanding			$ 26,792
Outstanding and Exercisable, December 31, 2020	$ 0
2015 Plan [Member]
Number of Options
Granted | shares	0	0	0
Aggregate Intrinsic Value
Exercised	$ 0
Forfeited	0
Total fair value of options vested	$ 0		$ 0	$ 228,534
Common stock, closing share price | $ / shares	$ 1.10
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding | shares			2,796,734
Outstanding and Exercisable, December 31, 2020 | shares	2,796,734
Weighted Average Exercise Price
Outstanding | $ / shares			$ 1.71
Outstanding and Exercisable, December 31, 2020 | $ / shares	$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding			5 years 6 months
Outstanding and Exercisable, December 31, 2020	4 years 6 months	4 years 6 months
Aggregate Intrinsic Value
Outstanding			$ 5,789,239
Outstanding and Exercisable, December 31, 2020	$ 0